Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® 500 Index Fund

May 31, 2021

Z5I-QTLY-0721
1.9881568.104

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 11.1%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	423,207	$12,454,982
Lumen Technologies, Inc.	58,722	812,712
Verizon Communications, Inc.	245,549	13,871,063
		27,138,757
Entertainment - 2.0%
Activision Blizzard, Inc.	45,971	4,470,680
Electronic Arts, Inc.	17,064	2,438,958
Live Nation Entertainment, Inc. (a)	8,515	767,287
Netflix, Inc. (a)	26,278	13,212,841
Take-Two Interactive Software, Inc. (a)	6,832	1,267,746
The Walt Disney Co. (a)	107,709	19,242,213
		41,399,725
Interactive Media & Services - 6.3%
Alphabet, Inc.:
Class A (a)	17,854	42,079,200
Class C (a)	17,096	41,228,030
Facebook, Inc. Class A (a)	142,735	46,921,277
Twitter, Inc. (a)	47,352	2,746,416
		132,974,923
Media - 1.3%
Charter Communications, Inc. Class A (a)	8,390	5,827,107
Comcast Corp. Class A	271,226	15,552,099
Discovery Communications, Inc.:
Class A (a)(b)	9,711	311,820
Class C (non-vtg.) (a)	17,094	513,675
DISH Network Corp. Class A (a)	14,644	637,307
Fox Corp.:
Class A	20,050	748,868
Class B	9,098	330,075
Interpublic Group of Companies, Inc.	23,178	780,867
News Corp.:
Class A	23,242	627,302
Class B	7,037	180,781
Omnicom Group, Inc.	12,837	1,055,715
ViacomCBS, Inc. Class B	34,872	1,479,270
		28,044,886
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	34,655	4,901,950

TOTAL COMMUNICATION SERVICES		234,460,241

CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.2%
Aptiv PLC (a)	16,019	2,409,578
BorgWarner, Inc.	14,087	722,522
		3,132,100
Automobiles - 1.7%
Ford Motor Co. (a)	231,889	3,369,347
General Motors Co. (a)	75,245	4,462,781
Tesla, Inc. (a)	45,566	28,488,775
		36,320,903
Distributors - 0.2%
Genuine Parts Co.	8,609	1,128,812
LKQ Corp. (a)	16,444	837,986
Pool Corp.	2,378	1,038,116
		3,004,914
Hotels, Restaurants & Leisure - 2.1%
Caesars Entertainment, Inc. (a)	12,392	1,331,520
Carnival Corp. (a)	47,133	1,393,251
Chipotle Mexican Grill, Inc. (a)	1,669	2,289,835
Darden Restaurants, Inc.	7,700	1,102,871
Domino's Pizza, Inc.	2,311	986,497
Expedia, Inc. (a)	8,204	1,451,698
Hilton Worldwide Holdings, Inc. (a)	16,464	2,062,445
Las Vegas Sands Corp. (a)	19,463	1,123,988
Marriott International, Inc. Class A (a)	15,775	2,264,975
McDonald's Corp.	44,241	10,347,527
MGM Resorts International	24,255	1,039,812
Norwegian Cruise Line Holdings Ltd. (a)(b)	21,774	694,591
Penn National Gaming, Inc. (a)	8,831	723,877
Royal Caribbean Cruises Ltd. (a)	13,047	1,216,894
Starbucks Corp.	69,854	7,954,974
The Booking Holdings, Inc. (a)	2,430	5,738,567
Wynn Resorts Ltd. (a)	6,287	829,067
Yum! Brands, Inc.	17,803	2,135,826
		44,688,215
Household Durables - 0.4%
D.R. Horton, Inc.	19,639	1,871,400
Garmin Ltd.	8,869	1,261,527
Leggett & Platt, Inc.	7,863	432,701
Lennar Corp. Class A	16,322	1,616,041
Mohawk Industries, Inc. (a)	3,486	734,430
Newell Brands, Inc.	22,386	642,254
NVR, Inc. (a)	205	1,001,882
PulteGroup, Inc.	15,794	912,735
Whirlpool Corp.	3,708	879,130
		9,352,100
Internet & Direct Marketing Retail - 4.0%
Amazon.com, Inc. (a)	25,399	81,862,755
eBay, Inc.	38,344	2,334,383
Etsy, Inc. (a)	7,477	1,231,686
		85,428,824
Leisure Products - 0.0%
Hasbro, Inc.	7,579	727,357
Multiline Retail - 0.5%
Dollar General Corp.	14,526	2,948,197
Dollar Tree, Inc. (a)	14,023	1,367,243
Target Corp.	29,718	6,743,609
		11,059,049
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	3,924	744,501
AutoZone, Inc. (a)	1,315	1,849,679
Best Buy Co., Inc.	13,694	1,591,791
CarMax, Inc. (a)	9,637	1,110,086
Gap, Inc.	12,149	406,384
L Brands, Inc.	13,815	965,254
Lowe's Companies, Inc.	43,379	8,451,531
O'Reilly Automotive, Inc. (a)	4,166	2,229,310
Ross Stores, Inc.	21,116	2,668,851
The Home Depot, Inc.	63,888	20,374,522
TJX Companies, Inc.	71,231	4,810,942
Tractor Supply Co.	6,870	1,248,279
Ulta Beauty, Inc. (a)	3,363	1,161,446
		47,612,576
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc.	20,539	401,332
NIKE, Inc. Class B	75,448	10,295,634
PVH Corp. (a)	4,206	482,933
Ralph Lauren Corp.	2,844	352,884
Tapestry, Inc. (a)	16,648	747,329
Under Armour, Inc.:
Class A (sub. vtg.) (a)	12,369	279,292
Class C (non-vtg.) (a)	9,977	190,162
VF Corp.	19,088	1,521,695
		14,271,261

TOTAL CONSUMER DISCRETIONARY		255,597,299

CONSUMER STAPLES - 6.0%
Beverages - 1.4%
Brown-Forman Corp. Class B (non-vtg.)	10,838	870,942
Constellation Brands, Inc. Class A (sub. vtg.)	10,085	2,417,576
Molson Coors Beverage Co. Class B (a)	11,202	653,301
Monster Beverage Corp. (a)	21,921	2,066,493
PepsiCo, Inc.	81,863	12,110,812
The Coca-Cola Co.	230,137	12,724,275
		30,843,399
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	26,261	9,933,748
Kroger Co.	45,234	1,672,753
Sysco Corp.	30,275	2,452,275
Walgreens Boots Alliance, Inc.	42,536	2,239,946
Walmart, Inc.	82,255	11,682,678
		27,981,400
Food Products - 1.0%
Archer Daniels Midland Co.	33,142	2,204,937
Campbell Soup Co.	11,973	582,726
Conagra Brands, Inc.	29,017	1,105,548
General Mills, Inc.	36,248	2,278,549
Hormel Foods Corp.	16,634	807,414
Kellogg Co.	15,153	992,370
Lamb Weston Holdings, Inc.	8,607	709,991
McCormick & Co., Inc. (non-vtg.)	14,793	1,317,465
Mondelez International, Inc.	83,806	5,324,195
The Hershey Co.	8,733	1,511,246
The J.M. Smucker Co.	6,476	863,186
The Kraft Heinz Co.	38,520	1,679,087
Tyson Foods, Inc. Class A	17,502	1,391,409
		20,768,123
Household Products - 1.4%
Church & Dwight Co., Inc.	14,594	1,251,144
Colgate-Palmolive Co.	50,364	4,219,496
Kimberly-Clark Corp.	20,048	2,618,870
Procter & Gamble Co.	146,101	19,701,720
The Clorox Co.	7,477	1,321,410
		29,112,640
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	13,634	4,179,094
Tobacco - 0.7%
Altria Group, Inc.	110,294	5,428,671
Philip Morris International, Inc.	92,421	8,912,157
		14,340,828

TOTAL CONSUMER STAPLES		127,225,484

ENERGY - 2.8%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	42,988	1,048,907
Halliburton Co.	52,899	1,187,583
NOV, Inc. (a)	22,811	367,713
Schlumberger Ltd.	83,042	2,601,706
		5,205,909
Oil, Gas & Consumable Fuels - 2.5%
APA Corp.	22,687	471,890
Cabot Oil & Gas Corp.	23,565	386,466
Chevron Corp.	114,588	11,893,089
ConocoPhillips Co.	80,370	4,479,824
Devon Energy Corp.	35,129	933,026
Diamondback Energy, Inc.	10,723	858,591
EOG Resources, Inc.	34,617	2,781,130
Exxon Mobil Corp.	251,206	14,662,894
Hess Corp.	16,202	1,358,052
HollyFrontier Corp.	8,874	288,139
Kinder Morgan, Inc.	115,541	2,119,022
Marathon Oil Corp.	46,612	564,471
Marathon Petroleum Corp.	38,646	2,388,323
Occidental Petroleum Corp.	49,947	1,296,624
ONEOK, Inc.	26,444	1,394,657
Phillips 66 Co.	25,906	2,181,803
Pioneer Natural Resources Co.	12,207	1,857,783
The Williams Companies, Inc.	72,030	1,897,270
Valero Energy Corp.	24,238	1,948,735
		53,761,789

TOTAL ENERGY		58,967,698

FINANCIALS - 11.9%
Banks - 4.6%
Bank of America Corp.	450,853	19,111,659
Citigroup, Inc.	123,867	9,749,572
Citizens Financial Group, Inc.	25,229	1,258,927
Comerica, Inc.	8,196	643,304
Fifth Third Bancorp	42,206	1,778,561
First Republic Bank	10,439	1,998,442
Huntington Bancshares, Inc.	59,892	949,887
JPMorgan Chase & Co.	181,086	29,741,565
KeyCorp	57,460	1,323,878
M&T Bank Corp.	7,670	1,232,492
Peoples United Financial, Inc.	24,978	472,334
PNC Financial Services Group, Inc.	25,164	4,898,928
Regions Financial Corp.	56,995	1,334,253
SVB Financial Group (a)	3,203	1,866,997
Truist Financial Corp.	79,944	4,938,940
U.S. Bancorp	81,111	4,929,927
Wells Fargo & Co.	245,315	11,461,117
Zions Bancorp NA	9,715	562,304
		98,253,087
Capital Markets - 3.0%
Ameriprise Financial, Inc.	6,927	1,799,912
Bank of New York Mellon Corp.	47,881	2,493,642
BlackRock, Inc. Class A	8,424	7,388,185
Cboe Global Markets, Inc.	6,377	709,760
Charles Schwab Corp.	88,806	6,558,323
CME Group, Inc.	21,302	4,660,026
Franklin Resources, Inc.	16,139	552,115
Goldman Sachs Group, Inc.	20,421	7,597,020
Intercontinental Exchange, Inc.	33,336	3,762,968
Invesco Ltd.	22,218	633,880
MarketAxess Holdings, Inc.	2,259	1,053,914
Moody's Corp.	9,551	3,202,928
Morgan Stanley	89,065	8,100,462
MSCI, Inc.	4,901	2,294,305
NASDAQ, Inc.	6,810	1,140,403
Northern Trust Corp.	12,366	1,498,636
Raymond James Financial, Inc.	7,228	958,361
S&P Global, Inc.	14,287	5,421,488
State Street Corp.	20,871	1,815,360
T. Rowe Price Group, Inc.	13,527	2,588,391
		64,230,079
Consumer Finance - 0.7%
American Express Co.	38,714	6,199,273
Capital One Financial Corp.	27,257	4,382,380
Discover Financial Services	18,197	2,133,780
Synchrony Financial	32,305	1,531,580
		14,247,013
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (a)	113,153	32,751,004
Insurance - 2.0%
AFLAC, Inc.	38,004	2,154,067
Allstate Corp.	17,967	2,454,472
American International Group, Inc.	51,334	2,712,489
Aon PLC	13,406	3,396,678
Arthur J. Gallagher & Co.	12,190	1,787,176
Assurant, Inc.	3,406	548,877
Chubb Ltd.	26,713	4,540,943
Cincinnati Financial Corp.	8,899	1,083,097
Everest Re Group Ltd.	2,389	621,044
Globe Life, Inc.	5,701	600,999
Hartford Financial Services Group, Inc.	21,235	1,387,707
Lincoln National Corp.	10,653	743,473
Loews Corp.	13,344	779,023
Marsh & McLennan Companies, Inc.	30,152	4,171,529
MetLife, Inc.	44,635	2,917,344
Principal Financial Group, Inc.	15,051	984,185
Progressive Corp.	34,750	3,443,030
Prudential Financial, Inc.	23,580	2,522,353
The Travelers Companies, Inc.	14,962	2,389,431
Unum Group	12,100	374,737
W.R. Berkley Corp.	8,344	650,749
Willis Towers Watson PLC	7,649	1,999,143
		42,262,546

TOTAL FINANCIALS		251,743,729

HEALTH CARE - 12.9%
Biotechnology - 1.7%
AbbVie, Inc.	104,786	11,861,775
Alexion Pharmaceuticals, Inc. (a)	13,046	2,303,271
Amgen, Inc.	34,271	8,154,442
Biogen, Inc. (a)	9,036	2,416,949
Gilead Sciences, Inc.	74,549	4,928,434
Incyte Corp. (a)	11,171	935,906
Regeneron Pharmaceuticals, Inc. (a)	6,244	3,137,173
Vertex Pharmaceuticals, Inc. (a)	15,420	3,217,075
		36,955,025
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	105,127	12,263,065
Abiomed, Inc. (a)	2,670	759,829
Align Technology, Inc. (a)	4,273	2,521,711
Baxter International, Inc.	29,969	2,461,054
Becton, Dickinson & Co.	17,242	4,170,667
Boston Scientific Corp. (a)	84,088	3,577,944
Danaher Corp.	37,615	9,634,706
Dentsply Sirona, Inc.	13,029	871,901
DexCom, Inc. (a)	5,705	2,107,370
Edwards Lifesciences Corp. (a)	37,055	3,553,575
Hologic, Inc. (a)	15,214	959,395
IDEXX Laboratories, Inc. (a)	5,070	2,829,618
Intuitive Surgical, Inc. (a)	6,985	5,882,627
Medtronic PLC	80,005	10,127,833
ResMed, Inc.	8,632	1,776,897
STERIS PLC	5,063	966,324
Stryker Corp.	19,424	4,958,364
Teleflex, Inc.	2,781	1,118,490
The Cooper Companies, Inc.	2,899	1,140,612
West Pharmaceutical Services, Inc.	4,397	1,528,001
Zimmer Biomet Holdings, Inc.	12,336	2,076,519
		75,286,502
Health Care Providers & Services - 2.8%
AmerisourceBergen Corp.	8,773	1,006,614
Anthem, Inc.	14,530	5,786,137
Cardinal Health, Inc.	17,418	976,627
Centene Corp. (a)	34,495	2,538,832
Cigna Corp.	20,874	5,403,235
CVS Health Corp.	77,804	6,725,378
DaVita HealthCare Partners, Inc. (a)	4,322	518,943
HCA Holdings, Inc.	15,731	3,378,861
Henry Schein, Inc. (a)	8,486	645,275
Humana, Inc.	7,642	3,344,903
Laboratory Corp. of America Holdings (a)	5,810	1,594,729
McKesson Corp.	9,426	1,813,468
Quest Diagnostics, Inc.	7,943	1,045,855
UnitedHealth Group, Inc.	56,092	23,105,417
Universal Health Services, Inc. Class B	4,594	733,340
		58,617,614
Health Care Technology - 0.1%
Cerner Corp.	18,210	1,424,933
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	18,095	2,499,462
Bio-Rad Laboratories, Inc. Class A (a)	1,287	775,250
Charles River Laboratories International, Inc. (a)	2,934	991,663
Illumina, Inc. (a)	8,657	3,511,625
IQVIA Holdings, Inc. (a)	11,361	2,728,458
Mettler-Toledo International, Inc. (a)	1,391	1,809,621
PerkinElmer, Inc.	6,627	961,379
Thermo Fisher Scientific, Inc.	23,370	10,972,215
Waters Corp. (a)	3,668	1,182,013
		25,431,686
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	132,949	8,737,408
Catalent, Inc. (a)	10,039	1,052,388
Eli Lilly & Co.	47,202	9,428,127
Johnson & Johnson	155,987	26,400,800
Merck & Co., Inc.	150,145	11,394,504
Perrigo Co. PLC	7,839	361,691
Pfizer, Inc.	330,976	12,818,700
Viatris, Inc.	71,848	1,094,964
Zoetis, Inc. Class A	28,196	4,981,669
		76,270,251

TOTAL HEALTH CARE		273,986,011

INDUSTRIALS - 8.9%
Aerospace & Defense - 1.7%
General Dynamics Corp.	13,751	2,611,452
Howmet Aerospace, Inc. (a)	23,336	827,961
Huntington Ingalls Industries, Inc.	2,417	522,580
L3Harris Technologies, Inc.	12,194	2,659,024
Lockheed Martin Corp.	14,624	5,589,293
Northrop Grumman Corp.	9,197	3,364,906
Raytheon Technologies Corp.	90,162	7,998,271
Teledyne Technologies, Inc. (a)	2,753	1,154,801
Textron, Inc.	13,447	920,716
The Boeing Co. (a)	32,549	8,040,254
TransDigm Group, Inc. (a)	3,244	2,104,837
		35,794,095
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	7,896	766,070
Expeditors International of Washington, Inc.	10,079	1,266,830
FedEx Corp.	14,470	4,555,301
United Parcel Service, Inc. Class B	42,697	9,162,776
		15,750,977
Airlines - 0.3%
Alaska Air Group, Inc. (a)	7,368	509,866
American Airlines Group, Inc. (a)	37,858	917,678
Delta Air Lines, Inc. (a)	37,911	1,807,596
Southwest Airlines Co. (a)	35,083	2,156,201
United Airlines Holdings, Inc. (a)	18,804	1,097,213
		6,488,554
Building Products - 0.5%
A.O. Smith Corp.	8,064	573,108
Allegion PLC	5,379	755,642
Carrier Global Corp.	48,477	2,226,549
Fortune Brands Home & Security, Inc.	8,239	849,935
Johnson Controls International PLC	42,736	2,843,653
Masco Corp.	15,300	922,743
Trane Technologies PLC	14,146	2,636,814
		10,808,444
Commercial Services & Supplies - 0.4%
Cintas Corp.	5,227	1,847,954
Copart, Inc. (a)	12,394	1,598,950
Republic Services, Inc.	12,505	1,365,296
Rollins, Inc.	13,320	454,079
Waste Management, Inc.	23,080	3,246,894
		8,513,173
Construction & Engineering - 0.0%
Quanta Services, Inc.	8,221	783,872
Electrical Equipment - 0.6%
AMETEK, Inc.	13,679	1,848,033
Eaton Corp. PLC	23,614	3,429,934
Emerson Electric Co.	35,591	3,405,703
Generac Holdings, Inc. (a)	3,729	1,225,797
Rockwell Automation, Inc.	6,892	1,817,558
		11,727,025
Industrial Conglomerates - 1.3%
3M Co.	34,355	6,975,439
General Electric Co.	520,225	7,314,364
Honeywell International, Inc.	41,264	9,528,270
Roper Technologies, Inc.	6,223	2,800,412
		26,618,485
Machinery - 1.8%
Caterpillar, Inc.	32,355	7,800,143
Cummins, Inc.	8,773	2,257,117
Deere & Co.	18,600	6,716,460
Dover Corp.	8,494	1,278,347
Fortive Corp.	20,030	1,452,576
IDEX Corp.	4,532	1,009,095
Illinois Tool Works, Inc.	17,089	3,960,547
Ingersoll Rand, Inc. (a)	22,227	1,103,348
Otis Worldwide Corp.	24,170	1,893,236
PACCAR, Inc.	20,562	1,882,657
Parker Hannifin Corp.	7,653	2,358,272
Pentair PLC	9,916	683,907
Snap-On, Inc.	3,243	825,733
Stanley Black & Decker, Inc.	9,540	2,068,272
Westinghouse Air Brake Co.	10,549	873,035
Xylem, Inc.	10,736	1,268,136
		37,430,881
Professional Services - 0.4%
Equifax, Inc.	7,250	1,704,040
IHS Markit Ltd.	22,110	2,328,404
Jacobs Engineering Group, Inc.	7,699	1,093,874
Leidos Holdings, Inc.	7,937	815,527
Nielsen Holdings PLC	21,045	572,634
Robert Half International, Inc.	6,709	595,692
Verisk Analytics, Inc.	9,662	1,669,883
		8,780,054
Road & Rail - 1.0%
CSX Corp.	45,218	4,527,226
J.B. Hunt Transport Services, Inc.	4,985	855,127
Kansas City Southern	5,400	1,607,472
Norfolk Southern Corp.	14,939	4,196,365
Old Dominion Freight Lines, Inc.	5,692	1,510,941
Union Pacific Corp.	39,735	8,929,647
		21,626,778
Trading Companies & Distributors - 0.2%
Fastenal Co.	34,057	1,806,383
United Rentals, Inc. (a)	4,295	1,434,358
W.W. Grainger, Inc.	2,620	1,210,859
		4,451,600

TOTAL INDUSTRIALS		188,773,938

INFORMATION TECHNOLOGY - 26.2%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	3,244	1,100,949
Cisco Systems, Inc.	250,522	13,252,614
F5 Networks, Inc. (a)	3,662	679,045
Juniper Networks, Inc.	19,564	515,120
Motorola Solutions, Inc.	10,031	2,059,465
		17,607,193
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	35,504	2,387,999
CDW Corp.	8,360	1,382,911
Corning, Inc.	45,569	1,988,175
IPG Photonics Corp. (a)	2,138	447,398
Keysight Technologies, Inc. (a)	11,078	1,577,286
TE Connectivity Ltd.	19,619	2,661,906
Trimble, Inc. (a)	14,875	1,157,126
Zebra Technologies Corp. Class A (a)	3,186	1,583,601
		13,186,402
IT Services - 5.1%
Accenture PLC Class A	37,635	10,619,092
Akamai Technologies, Inc. (a)	9,746	1,113,091
Automatic Data Processing, Inc.	25,388	4,976,556
Broadridge Financial Solutions, Inc.	6,878	1,096,903
Cognizant Technology Solutions Corp. Class A	31,475	2,252,351
DXC Technology Co. (a)	15,092	572,289
Fidelity National Information Services, Inc.	36,855	5,490,658
Fiserv, Inc. (a)	35,336	4,070,707
FleetCor Technologies, Inc. (a)	4,960	1,361,222
Gartner, Inc. (a)	5,237	1,214,146
Global Payments, Inc.	17,514	3,392,637
IBM Corp.	53,019	7,620,951
Jack Henry & Associates, Inc.	4,551	701,537
MasterCard, Inc. Class A	52,025	18,759,175
Paychex, Inc.	19,029	1,924,593
PayPal Holdings, Inc. (a)	69,492	18,069,310
The Western Union Co.	24,431	597,827
VeriSign, Inc. (a)	5,926	1,303,246
Visa, Inc. Class A	100,641	22,875,699
		108,011,990
Semiconductors & Semiconductor Equipment - 5.4%
Advanced Micro Devices, Inc. (a)	71,894	5,757,272
Analog Devices, Inc.	21,862	3,598,485
Applied Materials, Inc.	54,443	7,520,212
Broadcom, Inc.	24,219	11,439,360
Enphase Energy, Inc. (a)	7,703	1,101,914
Intel Corp.	241,072	13,770,033
KLA Corp.	9,135	2,894,790
Lam Research Corp.	8,478	5,509,428
Maxim Integrated Products, Inc.	15,956	1,627,672
Microchip Technology, Inc.	15,957	2,504,451
Micron Technology, Inc. (a)	66,364	5,583,867
Monolithic Power Systems, Inc.	2,549	874,613
NVIDIA Corp.	36,788	23,904,107
NXP Semiconductors NV	16,430	3,473,631
Qorvo, Inc. (a)	6,758	1,234,822
Qualcomm, Inc.	67,401	9,068,131
Skyworks Solutions, Inc.	9,795	1,665,150
Teradyne, Inc.	9,940	1,315,559
Texas Instruments, Inc.	54,591	10,362,464
Xilinx, Inc.	14,576	1,851,152
		115,057,113
Software - 8.4%
Adobe, Inc. (a)	28,444	14,352,274
ANSYS, Inc. (a)	5,151	1,740,729
Autodesk, Inc. (a)	13,050	3,730,473
Cadence Design Systems, Inc. (a)	16,549	2,101,558
Citrix Systems, Inc.	7,270	835,759
Fortinet, Inc. (a)	8,038	1,756,625
Intuit, Inc.	16,250	7,135,213
Microsoft Corp.	447,554	111,745,283
NortonLifeLock, Inc.	34,531	955,127
Oracle Corp.	110,069	8,666,833
Paycom Software, Inc. (a)	2,910	959,136
PTC, Inc. (a)	6,233	836,095
Salesforce.com, Inc. (a)	54,458	12,966,450
ServiceNow, Inc. (a)	11,635	5,513,594
Synopsys, Inc. (a)	9,038	2,298,725
Tyler Technologies, Inc. (a)	2,407	970,406
		176,564,280
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	936,417	116,686,905
Hewlett Packard Enterprise Co.	77,233	1,232,639
HP, Inc.	74,333	2,172,754
NetApp, Inc.	13,207	1,021,826
Seagate Technology Holdings PLC	11,875	1,137,031
Western Digital Corp. (a)	18,155	1,365,801
		123,616,956

TOTAL INFORMATION TECHNOLOGY		554,043,934

MATERIALS - 2.8%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	13,128	3,933,936
Albemarle Corp. U.S.	6,917	1,155,692
Celanese Corp. Class A	6,724	1,112,486
CF Industries Holdings, Inc.	12,812	681,214
Corteva, Inc.	44,154	2,009,007
Dow, Inc.	44,205	3,024,506
DuPont de Nemours, Inc.	31,935	2,701,382
Eastman Chemical Co.	8,071	1,012,103
Ecolab, Inc.	14,750	3,172,430
FMC Corp.	7,711	899,797
International Flavors & Fragrances, Inc.	14,753	2,090,058
Linde PLC	31,025	9,326,115
LyondellBasell Industries NV Class A	15,263	1,718,919
PPG Industries, Inc.	14,057	2,526,324
Sherwin-Williams Co.	14,355	4,070,073
The Mosaic Co.	20,493	740,617
		40,174,659
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	3,713	1,350,232
Vulcan Materials Co.	7,850	1,439,062
		2,789,294
Containers & Packaging - 0.4%
Amcor PLC	92,065	1,086,367
Avery Dennison Corp.	4,937	1,088,757
Ball Corp.	19,479	1,600,395
International Paper Co.	23,398	1,476,414
Packaging Corp. of America	5,645	839,129
Sealed Air Corp.	9,058	515,038
WestRock Co.	15,666	913,641
		7,519,741
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	86,551	3,697,459
Newmont Corp.	47,469	3,488,022
Nucor Corp.	17,709	1,815,881
		9,001,362

TOTAL MATERIALS		59,485,056

REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Alexandria Real Estate Equities, Inc.	7,511	1,338,911
American Tower Corp.	26,929	6,879,282
AvalonBay Communities, Inc.	8,287	1,714,912
Boston Properties, Inc.	8,460	994,558
Crown Castle International Corp.	25,594	4,850,063
Digital Realty Trust, Inc.	16,679	2,527,869
Duke Realty Corp.	22,191	1,030,994
Equinix, Inc.	5,297	3,902,406
Equity Residential (SBI)	20,335	1,574,946
Essex Property Trust, Inc.	3,832	1,131,551
Extra Space Storage, Inc.	7,836	1,173,911
Federal Realty Investment Trust (SBI)	4,193	479,428
Healthpeak Properties, Inc.	32,106	1,071,698
Host Hotels & Resorts, Inc. (a)	41,827	718,170
Iron Mountain, Inc.	17,008	740,528
Kimco Realty Corp.	25,686	547,369
Mid-America Apartment Communities, Inc.	6,767	1,087,457
Prologis (REIT), Inc.	43,885	5,171,408
Public Storage	9,023	2,548,817
Realty Income Corp.	22,165	1,516,086
Regency Centers Corp.	9,253	597,744
SBA Communications Corp. Class A	6,489	1,934,501
Simon Property Group, Inc.	19,495	2,504,913
UDR, Inc.	17,748	845,337
Ventas, Inc.	22,104	1,225,667
Vornado Realty Trust	9,372	443,108
Welltower, Inc.	24,763	1,851,530
Weyerhaeuser Co.	44,374	1,684,437
		52,087,601
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	19,922	1,748,753

TOTAL REAL ESTATE		53,836,354

UTILITIES - 2.5%
Electric Utilities - 1.6%
Alliant Energy Corp.	14,849	848,620
American Electric Power Co., Inc.	29,452	2,532,872
Duke Energy Corp.	45,623	4,572,337
Edison International	22,580	1,261,545
Entergy Corp.	11,886	1,251,120
Evergy, Inc.	13,561	840,646
Eversource Energy	20,351	1,652,298
Exelon Corp.	57,938	2,614,163
FirstEnergy Corp.	32,364	1,226,919
NextEra Energy, Inc.	116,286	8,514,461
NRG Energy, Inc.	14,474	465,339
Pinnacle West Capital Corp.	6,647	562,203
PPL Corp.	45,680	1,329,745
Southern Co.	62,701	4,007,848
Xcel Energy, Inc.	31,871	2,259,016
		33,939,132
Gas Utilities - 0.0%
Atmos Energy Corp.	7,600	753,692
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	39,391	1,000,925
Multi-Utilities - 0.8%
Ameren Corp.	14,976	1,260,979
CenterPoint Energy, Inc.	32,915	832,750
CMS Energy Corp.	17,176	1,077,622
Consolidated Edison, Inc.	20,388	1,574,769
Dominion Energy, Inc.	47,794	3,639,035
DTE Energy Co.	11,500	1,586,885
NiSource, Inc.	23,009	586,730
Public Service Enterprise Group, Inc.	29,968	1,861,612
Sempra Energy	18,683	2,531,360
WEC Energy Group, Inc.	18,697	1,755,835
		16,707,577
Water Utilities - 0.1%
American Water Works Co., Inc.	10,778	1,670,806

TOTAL UTILITIES		54,072,132

TOTAL COMMON STOCKS
(Cost $1,556,623,609)		2,112,191,876

Money Market Funds - 0.9%
Fidelity Cash Central Fund 0.03% (c)	18,464,648	18,468,340
Fidelity Securities Lending Cash Central Fund 0.03% (c)(d)	993,742	993,841
TOTAL MONEY MARKET FUNDS
(Cost $19,462,181)		19,462,181
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $1,576,085,790)		2,131,654,057
NET OTHER ASSETS (LIABILITIES) - (0.6)%(e)		(13,700,178)
NET ASSETS - 100%		$2,117,953,879

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	28	June 2021	$5,883,360	$290,956	$290,956

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $1,155,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,851
Fidelity Securities Lending Cash Central Fund	4,946
Total	$8,797

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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